Financial instruments, Fair value of derivative financial instruments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Swap	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Financial instruments [Abstract]
Number of interest rate swaps | Swap	8
Fair value loss on derivative financial liabilities | $	$ (170)	$ 0	$ (504)